Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events

22. Subsequent Events

The Group evaluated subsequent events through July 28, 2021, which is the date when the interim unaudited condensed consolidated financial statements were issued.

On July 12, 2021, the over-allotment option in connection with the Company’s public offering on the HKEX was exercised in full. The Company issued 15,600,000 ordinary shares at an exercise price of HK$40.10 per ordinary shares for gross proceeds of US$80.2 million.